Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes

NOTE 3 – INCOME TAXES

We calculate our income tax provision (benefit) for interim periods based on the estimate of the annual effective tax rate. The difference between income tax expense computed at the statutory rate and the reported income tax expense is primarily due to non-deductible transaction costs incurred and an increase in the liability for unrecognized tax benefits during the nine months ended September 30, 2011.

We have approximately $18.6 million and $5.6 million of unrecognized tax benefits as of September 30, 2011 and December 31, 2010, respectively.

We are subject to income taxes in the U.S. federal jurisdiction, various states, and foreign jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, we are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for the years before 2007.

We accrued $56,000 and $168,000 for the payment of interest and penalties for the respective three and nine months ended September 30, 2011, which was charged to income tax expense during the respective three and nine month periods ended September 30, 2011. We accrued $48,000 and $144,000 for the payment of interest and penalties for the respective three and nine months ended September 30, 2010, which was charged to income tax expense during the respective three month and nine month periods ended September 30, 2010.

Our 2009 Federal income tax return is under examination the Internal Revenue Service ("IRS"). We have not received any indication from the IRS as to a conclusion for the audit.

Note 5—Income Taxes

Income (loss) before income taxes includes losses from foreign operations of approximately $1.3 million (Successor), $324,000 (Successor), $554,000 (Predecessor), and $712,000 (Predecessor) for the year ended December 31, 2010, the period from July 17, 2009 to December 31, 2009, the period from January 1, 2009 to August 24, 2009 and the year ended December 31, 2008, respectively. The components of the income tax expense (benefit) are as follows:

	Successor		Predecessor
($ in thousands)	Year ended December 31, 2010	Period from July 17 to December 31, 2009	Period from January 1 to August 24, 2009	Year ended December 31, 2008
Current:
Federal	$3,758	$(3,784)	$(12,539)	$15,179
State	152	(1,153)	(2,599)	3,544

Total current	3,910	(4,937)	(15,138)	18,723

Deferred:
Federal	(6,811)	(1,349)	9,996	(3,284)
State	(750)	(109)	1,108	(455)
Foreign	—	(114)	(188)	59

Total deferred	(7,561)	(1,572)	10,916	(3,680)

Total income tax expense (benefit)	$(3,651)	$(6,509)	$(4,222)	$15,043

The difference between income tax expense (benefit) computed at the statutory rate and the reported income tax expense (benefit) is as follows:

	Successor		Predecessor
($ in thousands)	Year ended December 31, 2010	Period from July 17 to December 31, 2009	Period from January 1 to August 24, 2009	Year ended December 31, 2008
Income taxes at statutory rate	$(8,767)	$(5,700)	$(13,582)	$12,133
State income taxes, net of federal benefit	(715)	(789)	(1,157)	2,068
Stock compensation	—	—	405	—
ISO conversion	—	—	(797)	—
Non deductible items related to acquisition	2,082	13	6,418	945
Uncertain tax positions	986	—	4,779	—
Non-deductible dividend	2,796	—	—	—
Change in deferred asset effective rate and other	(33)	(33)	(288)	(103)

Total income tax expense (benefit)	$(3,651)	$(6,509)	$(4,222)	$15,043

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities consisted of the following:

	December 31,
($ in thousands)	2010	2009
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$367	$50
Accrued expenses	477	345
Prepaid expenses	(324)	(106)
Net operating loss carryforwards	13,183	634
Accrued contingencies	2,623	6,820

Total current deferred tax assets	16,326	7,743
Intangibles acquired	(94,308)	(61,147)
Depreciation and amortization	13,003	5,731

Total non-current deferred tax liabilities	(81,305)	(55,416)

Net deferred tax liabilities	$(64,979)	$(47,673)

Total deferred tax assets and total deferred tax liabilities components of net deferred tax liabilities are as follows:

	December 31,
($ in thousands)	2010	2009
Deferred tax assets:
Total current assets	$16,650	$7,849
Total noncurrent assets	13,003	5,731

Valuation allowance	—	—

	29,653	13,580

Deferred tax liabilities:
Total current deferred liabilities	(324)	(106)
Total noncurrent deferred liabilities	(94,308)	(61,147)

	(94,632)	(61,253)

Total net deferred tax liabilities	$(64,979)	$(47,673)

As required by ASC 740, Income Taxes, we recognize deferred tax assets on the balance sheet if it is more likely than not that they will be realized on future tax returns. The factors used to assess the likelihood of realization are the reversing impact of our deferred tax liabilities, our forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets. Management believes it is more likely than not that we will realize the benefits of our net deferred tax assets, and thus no valuation allowance was recorded at December 31, 2010. As of December 31, 2009 and December 31, 2010, we had net operating loss carry forwards of $0 and $30.8 million, respectively, for federal income tax purposes, and we had net operating loss carry forwards of $44.3 million and $67.0 million, respectively, for state income tax purposes. These carry forwards will begin to expire in 2025. Certain net operating loss carry forwards are subject to the limitations of the IRC Section 382.

As required by ASC 740, we recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. During the year ended December 31, 2010 and the period from January 1, 2009 to August 24, 2009, we recorded a $794,000 (Successor) and $4.8 million (Predecessor) liability for unrecognized tax benefits in connection with the acquisition of NetQuote and CreditCards in 2010 and the Acquisition as described in Note 11. As of December 31, 2010 and 2009, our liability, including interest and penalties, for unrecognized tax benefits was $5.8 million and $4.8 million. Our total net unrecognized tax benefits are classified as other liabilities in the consolidated balance sheet.

	Successor		Predecessor
($ in thousands)	Year ended December 31, 2010	Period from July 17 to December 31, 2009	Period from January 1 to August 24, 2009
Unrecognized tax benefits, beginning balance	$4,779	$4,779	$—
Gross increases—current year tax positions	794	—	4,779

Unrecognized tax benefits, ending balance	$5,573	$4,779	$4,779

We are subject to income taxes in the U.S. federal jurisdiction, various state, and foreign jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, we are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for the years before 2007. On June 18, 2010, the Internal Revenue Service ("IRS") notified us of an examination into the 2009 tax year. The IRS is currently in its data collection stage. We cannot presently estimate the outcome of this examination.

We recognize interest and penalties (if any) on uncertain tax positions as a component of income tax expense. Interest and penalties recognized on uncertain tax positions during the year ended December 31, 2010, the period from July 17, 2009 to December 31, 2009, the period from January 1, 2009 to August 24, 2009, were $192,000 (Successor) , $0 (Successor) and $0 (Predecessor), respectively.